Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.68%
Alphabet, Inc., Class A	88,723	$ 15,219,543
Alphabet, Inc., Class C	74,805	12,952,486
Live Nation Entertainment, Inc.(b)(c)	293,993	28,279,187
Meta Platforms, Inc., Class A	66,108	31,390,062
Netflix, Inc.(b)	27,737	17,428,544
		105,269,822
Consumer Discretionary-25.26%
Amazon.com, Inc.(b)	112,124	20,964,945
Booking Holdings, Inc.	9,248	34,356,412
Chipotle Mexican Grill, Inc.(b)	420,372	22,834,607
D.R. Horton, Inc.	180,653	32,504,894
Deckers Outdoor Corp.(b)	30,785	28,403,165
Expedia Group, Inc.(b)	149,724	19,115,263
Hilton Worldwide Holdings, Inc.	130,094	27,927,279
lululemon athletica, inc.(b)	45,832	11,854,905
Marriott International, Inc., Class A	119,483	27,158,486
Norwegian Cruise Line Holdings Ltd.(b)(c)	987,640	18,202,205
NVR, Inc.(b)	2,620	22,551,598
PulteGroup, Inc.	272,099	35,917,068
Ross Stores, Inc.	107,298	15,368,293
Royal Caribbean Cruises Ltd.(b)	274,939	43,088,440
Tesla, Inc.(b)	99,113	23,001,154
Wynn Resorts Ltd.	177,628	14,711,151
		397,959,865
Energy-6.42%
APA Corp.	642,605	20,042,850
Diamondback Energy, Inc.	133,611	27,030,841
Hess Corp.	116,963	17,944,464
Targa Resources Corp.	267,385	36,171,843
		101,189,998
Financials-5.26%
Arch Capital Group Ltd.(b)	275,578	26,394,861
Corpay, Inc.(b)(c)	56,704	16,547,361
KKR & Co., Inc., Class A	323,117	39,888,794
		82,831,016
Health Care-1.90%
Eli Lilly and Co.	21,836	17,562,040
West Pharmaceutical Services, Inc.	40,308	12,341,100
		29,903,140
Industrials-11.65%
Axon Enterprise, Inc.(b)	70,570	21,171,706
Builders FirstSource, Inc.(b)	177,605	29,725,749
Copart, Inc.(b)	433,224	22,670,612
Fortive Corp.	245,864	17,665,328
Old Dominion Freight Line, Inc.	76,547	16,088,648
TransDigm Group, Inc.	11,406	14,761,873
Uber Technologies, Inc.(b)	501,570	32,336,218
United Rentals, Inc.	38,337	29,024,943
		183,445,077
Information Technology-39.65%
Adobe, Inc.(b)	28,900	15,942,685
Advanced Micro Devices, Inc.(b)	192,296	27,782,926
Apple, Inc.	55,442	12,312,559
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	129,031	$ 27,380,378
Arista Networks, Inc.(b)	134,884	46,744,050
Broadcom, Inc.	159,041	25,554,708
Cadence Design Systems, Inc.(b)	65,120	17,430,019
CrowdStrike Holdings, Inc., Class A(b)	107,596	24,957,968
Fair Isaac Corp.(b)	11,073	17,716,800
Fortinet, Inc.(b)	273,759	15,888,972
Gartner, Inc.(b)	25,637	12,849,008
GoDaddy, Inc., Class A(b)	78,097	11,359,209
Intuit, Inc.	34,559	22,371,769
KLA Corp.	46,871	38,578,114
Lam Research Corp.	23,585	21,727,446
Microsoft Corp.	42,476	17,769,835
Monolithic Power Systems, Inc.	50,898	43,929,555
NVIDIA Corp.	630,549	73,786,844
Oracle Corp.	137,149	19,125,428
Palo Alto Networks, Inc.(b)	83,647	27,162,690
Salesforce, Inc.	59,490	15,396,012
ServiceNow, Inc.(b)	34,459	28,063,065
Super Micro Computer, Inc.(b)(c)	38,129	26,753,213
Synopsys, Inc.(b)	28,377	15,843,447
Tyler Technologies, Inc.(b)	31,819	18,076,692
		624,503,392
Materials-1.67%
Celanese Corp.	186,185	26,280,013
Utilities-1.46%
Vistra Corp.	290,293	22,997,011
Total Common Stocks & Other Equity Interests (Cost $1,296,980,838)		1,574,379,334
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $707,974)	707,974	707,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,297,688,812)		1,575,087,308
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 5.30%(d)(e)(f)	6,408,306	6,408,306
Invesco Private Prime Fund, 5.48%(d)(e)(f)	16,696,169	16,701,178
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,109,484)		23,109,484
TOTAL INVESTMENTS IN SECURITIES-101.46% (Cost $1,320,798,296)		1,598,196,792
OTHER ASSETS LESS LIABILITIES-(1.46)%		(23,061,434)
NET ASSETS-100.00%		$1,575,135,358
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,705	$2,129,339	$(1,568,070)	$-	$-	$707,974	$9,701
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,575,383	139,044,553	(162,211,630)	-	-	6,408,306	195,634*
Invesco Private Prime Fund	76,068,511	215,235,746	(274,604,362)	6,420	(5,137)	16,701,178	538,634*
Total	$105,790,599	$356,409,638	$(438,384,062)	$6,420	$(5,137)	$23,817,458	$743,969

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-5.94%
AT&T, Inc.	844,070	$ 16,248,347
Fox Corp., Class A(b)	274,975	10,460,049
Fox Corp., Class B	147,059	5,210,300
News Corp., Class A	304,106	8,387,243
News Corp., Class B(b)	91,208	2,598,516
Paramount Global, Class B(b)	3,447,861	39,374,573
Verizon Communications, Inc.	284,304	11,519,998
Warner Bros. Discovery, Inc.(b)(c)	3,132,704	27,097,890
		120,896,916
Consumer Discretionary-13.59%
Best Buy Co., Inc.	273,653	23,676,458
BorgWarner, Inc.	746,582	26,361,810
CarMax, Inc.(b)(c)	411,021	34,706,613
Ford Motor Co.	4,332,919	46,882,184
General Motors Co.	1,806,519	80,064,922
LKQ Corp.	202,601	8,407,942
Mohawk Industries, Inc.(c)	351,362	56,593,877
		276,693,806
Consumer Staples-11.32%
Archer-Daniels-Midland Co.	341,342	21,166,617
Bunge Global S.A.	362,616	38,158,082
Conagra Brands, Inc.	371,686	11,269,519
Kraft Heinz Co. (The)	530,127	18,665,772
Kroger Co. (The)	682,178	37,178,701
Molson Coors Beverage Co., Class B	279,067	14,748,691
Sysco Corp.	134,819	10,333,876
Target Corp.	72,765	10,944,584
Tyson Foods, Inc., Class A	738,702	44,986,952
Walgreens Boots Alliance, Inc.(b)	1,939,760	23,024,951
		230,477,745
Energy-5.23%
Chevron Corp.	59,715	9,582,466
EQT Corp.	294,940	10,178,379
Kinder Morgan, Inc.	503,493	10,638,807
Phillips 66	227,393	33,081,134
Valero Energy Corp.	266,011	43,019,299
		106,500,085
Financials-31.85%
Allstate Corp. (The)	62,232	10,649,140
American International Group, Inc.	256,631	20,332,874
Assurant, Inc.	65,532	11,459,581
Bank of America Corp.	509,185	20,525,247
Bank of New York Mellon Corp. (The)	286,081	18,615,291
Berkshire Hathaway, Inc., Class B(c)	168,780	74,010,030
Capital One Financial Corp.	174,598	26,434,137
Cincinnati Financial Corp.	87,036	11,368,642
Citigroup, Inc.	676,610	43,898,457
Citizens Financial Group, Inc.	967,883	41,299,568
Everest Group Ltd.	28,680	11,267,512
Fifth Third Bancorp	307,768	13,030,897
Franklin Resources, Inc.	591,991	13,538,834
Goldman Sachs Group, Inc. (The)	30,973	15,766,186
Hartford Financial Services Group, Inc. (The)	134,293	14,895,780
Huntington Bancshares, Inc.	1,203,886	17,998,096
Invesco Ltd.(d)	2,186,010	37,730,533
KeyCorp	1,036,541	16,719,406
Loews Corp.	262,135	20,957,693
M&T Bank Corp.	130,497	22,467,669
	Shares	Value
Financials-(continued)
MetLife, Inc.	176,205	$ 13,541,354
PNC Financial Services Group, Inc. (The)	70,098	12,694,748
Principal Financial Group, Inc.	121,525	9,905,503
Prudential Financial, Inc.	176,645	22,137,152
Regions Financial Corp.	765,090	17,115,063
State Street Corp.	201,195	17,095,539
Synchrony Financial	487,551	24,762,715
Travelers Cos., Inc. (The)	45,596	9,868,798
Truist Financial Corp.	629,293	28,123,104
U.S. Bancorp	234,333	10,516,865
Wells Fargo & Co.	335,136	19,886,970
		648,613,384
Health Care-14.34%
Bio-Rad Laboratories, Inc., Class A(b)(c)	30,861	10,442,128
Cardinal Health, Inc.	217,963	21,977,209
Cencora, Inc.	118,435	28,173,318
Centene Corp.(c)	470,298	36,175,322
Cigna Group (The)	82,960	28,925,663
CVS Health Corp.	559,855	33,776,052
Elevance Health, Inc.	21,355	11,361,501
Henry Schein, Inc.(c)	137,043	9,858,873
Humana, Inc.	19,761	7,145,775
McKesson Corp.	52,399	32,331,231
Universal Health Services, Inc., Class B	118,405	25,310,253
Viatris, Inc.	3,866,076	46,624,877
		292,102,202
Industrials-5.66%
American Airlines Group, Inc.(b)(c)	1,864,914	19,842,685
C.H. Robinson Worldwide, Inc.	104,891	9,340,544
FedEx Corp.	37,489	11,331,050
Southwest Airlines Co.	698,961	18,830,009
Stanley Black & Decker, Inc.(b)	127,654	13,482,815
United Airlines Holdings, Inc.(c)	934,528	42,446,262
		115,273,365
Information Technology-1.91%
Hewlett Packard Enterprise Co.	1,418,456	28,241,459
HP, Inc.	292,585	10,559,393
		38,800,852
Materials-6.78%
Albemarle Corp.(b)	78,541	7,356,935
Corteva, Inc.	187,236	10,503,940
Dow, Inc.	214,694	11,694,382
Eastman Chemical Co.	107,127	11,069,433
International Flavors & Fragrances, Inc.	152,319	15,152,694
International Paper Co.	551,323	25,625,493
LyondellBasell Industries N.V., Class A	104,479	10,391,481
Mosaic Co. (The)	621,700	18,508,009
Smurfit WestRock PLC	619,801	27,791,877
		138,094,244
Real Estate-0.48%
Alexandria Real Estate Equities, Inc.	83,286	9,768,615
Utilities-2.80%
Evergy, Inc.	195,921	11,363,418
Eversource Energy	160,609	10,425,130
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	322,855	$ 24,269,011
Pinnacle West Capital Corp.(b)	129,100	11,049,669
		57,107,228
Total Common Stocks & Other Equity Interests (Cost $2,061,296,276)		2,034,328,442
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $1,113,640)	1,113,640	1,113,640
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,062,409,916)		2,035,442,082
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.17%
Invesco Private Government Fund, 5.30%(d)(e)(f)	17,887,391	$ 17,887,391
Invesco Private Prime Fund, 5.48%(d)(e)(f)	46,740,786	46,754,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,642,199)		64,642,199
TOTAL INVESTMENTS IN SECURITIES-103.12% (Cost $2,127,052,115)		2,100,084,281
OTHER ASSETS LESS LIABILITIES-(3.12)%		(63,613,935)
NET ASSETS-100.00%		$2,036,470,346

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Ltd.	$32,396,772	$397,907	$(1,983,863)	$6,876,532	$43,185	$37,730,533	$467,338
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,100,284	14,759,737	(14,746,381)	-	-	1,113,640	24,492
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,838,779	114,320,899	(122,272,287)	-	-	17,887,391	389,696*
Invesco Private Prime Fund	66,459,960	254,032,516	(273,735,073)	8,723	(11,318)	46,754,808	1,021,224*
Total	$125,795,795	$383,511,059	$(412,737,604)	$6,885,255	$31,867	$103,486,372	$1,902,750

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-13.45%
Alphabet, Inc., Class A	1,132,667	$ 194,297,697
Alphabet, Inc., Class C	942,429	163,181,581
Comcast Corp., Class A	754,073	31,120,593
Meta Platforms, Inc., Class A	422,520	200,625,172
Netflix, Inc.(b)	82,995	52,149,908
Verizon Communications, Inc.	810,313	32,833,883
Walt Disney Co. (The)	351,039	32,888,844
		707,097,678
Consumer Discretionary-10.68%
Amazon.com, Inc.(b)	1,765,956	330,198,453
Home Depot, Inc. (The)	191,196	70,390,719
McDonald’s Corp.	138,861	36,853,710
Tesla, Inc.(b)	534,986	124,154,201
		561,597,083
Consumer Staples-6.28%
Coca-Cola Co. (The)	747,329	49,876,737
Costco Wholesale Corp.	85,518	70,295,796
PepsiCo, Inc.	264,962	45,750,988
Philip Morris International, Inc.	299,516	34,492,263
Procter & Gamble Co. (The)	454,856	73,122,651
Walmart, Inc.	822,988	56,489,896
		330,028,331
Energy-2.96%
Chevron Corp.	330,537	53,041,272
Exxon Mobil Corp.	864,750	102,550,703
		155,591,975
Financials-9.85%
Bank of America Corp.	1,311,390	52,862,131
Berkshire Hathaway, Inc., Class B(b)	349,125	153,091,312
JPMorgan Chase & Co.	553,777	117,843,746
Mastercard, Inc., Class A	158,398	73,450,737
Visa, Inc., Class A	303,365	80,594,979
Wells Fargo & Co.	671,711	39,859,331
		517,702,236
Health Care-10.78%
Abbott Laboratories	335,265	35,517,974
AbbVie, Inc.	340,285	63,061,616
Danaher Corp.	127,027	35,196,641
Eli Lilly and Co.	153,958	123,823,801
Johnson & Johnson	463,987	73,240,348
Merck & Co., Inc.	488,302	55,241,605
Pfizer, Inc.	1,091,565	33,336,395
Thermo Fisher Scientific, Inc.	73,490	45,074,357
UnitedHealth Group, Inc.	177,487	102,260,910
		566,753,647
	Shares	Value
Industrials-1.30%
Caterpillar, Inc.	94,140	$ 32,591,268
General Electric Co.	210,766	35,872,373
		68,463,641
Information Technology-43.31%
Accenture PLC, Class A (Ireland)(c)	121,018	40,010,971
Adobe, Inc.(b)	86,311	47,613,463
Advanced Micro Devices, Inc.(b)	311,486	45,003,497
Apple, Inc.	2,779,289	617,224,501
Applied Materials, Inc.	160,201	33,994,652
Broadcom, Inc.	839,719	134,926,049
Cisco Systems, Inc.	780,561	37,818,181
Microsoft Corp.	1,433,154	599,559,976
NVIDIA Corp.	4,742,765	554,998,360
Oracle Corp.	307,446	42,873,345
QUALCOMM, Inc.	215,659	39,023,496
Salesforce, Inc.	187,228	48,454,607
Texas Instruments, Inc.	175,283	35,724,428
		2,277,225,526
Materials-0.80%
Linde PLC(c)	92,622	42,004,077
Utilities-0.57%
NextEra Energy, Inc.	395,765	30,232,488
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $4,034,376,456)		5,256,696,682
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.82%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,971,618	11,971,618
Invesco Private Prime Fund, 5.48%(d)(e)(f)	31,248,647	31,258,022
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,229,640)		43,229,640
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $4,077,606,096)		5,299,926,322
OTHER ASSETS LESS LIABILITIES-(0.80)%		(41,971,775)
NET ASSETS-100.00%		$5,257,954,547
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,502	$14,721,499	$(16,378,001)	$-	$-	$-	$26,412
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,448,791	18,188,946	(22,666,119)	-	-	11,971,618	202,382*
Invesco Private Prime Fund	42,307,255	46,200,908	(57,250,199)	8,242	(8,184)	31,258,022	538,845*
Total	$60,412,548	$79,111,353	$(96,294,319)	$8,242	$(8,184)	$43,229,640	$767,639

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-24.40%
Abercrombie & Fitch Co., Class A(b)	31,445	$ 4,637,509
Boyd Gaming Corp.	28,898	1,759,022
Churchill Downs, Inc.	31,156	4,472,755
Crocs, Inc.(b)	27,954	3,756,179
Duolingo, Inc.(b)(c)	37,158	6,388,947
Five Below, Inc.(b)	14,017	1,019,597
Floor & Decor Holdings, Inc., Class A(b)(c)	32,279	3,163,342
Grand Canyon Education, Inc.(b)	21,896	3,414,681
Hyatt Hotels Corp., Class A(c)	37,787	5,567,159
Light & Wonder, Inc.(b)(c)	25,866	2,772,835
Murphy USA, Inc.	12,448	6,285,244
Planet Fitness, Inc., Class A(b)	35,076	2,585,101
Skechers U.S.A., Inc., Class A(b)	53,834	3,506,208
Tempur Sealy International, Inc.(c)	65,077	3,406,781
Texas Roadhouse, Inc.	23,745	4,146,114
Toll Brothers, Inc.	50,582	7,218,557
TopBuild Corp.(b)	16,955	8,113,646
Valvoline, Inc.(b)	98,503	4,580,390
Williams-Sonoma, Inc.	26,397	4,083,088
Wingstop, Inc.(c)	16,993	6,353,343
		87,230,498
Consumer Staples-5.97%
Casey’s General Stores, Inc.	9,944	3,856,681
Celsius Holdings, Inc.(b)(c)	109,858	5,144,650
Coca-Cola Consolidated, Inc.	3,118	3,572,885
Coty, Inc., Class A(b)	171,034	1,701,788
e.l.f. Beauty, Inc.(b)	40,905	7,059,385
		21,335,389
Energy-15.38%
Chord Energy Corp.	26,360	4,524,958
Civitas Resources, Inc.	54,229	3,783,015
CNX Resources Corp.(b)(c)	342,970	9,078,416
Matador Resources Co.	51,874	3,189,213
Ovintiv, Inc.	92,887	4,313,672
Permian Resources Corp.	405,300	6,217,302
Range Resources Corp.	134,257	4,192,846
Southwestern Energy Co.(b)	1,102,232	7,109,396
Valaris Ltd.(b)(c)	68,069	5,349,543
Weatherford International PLC(b)	61,249	7,218,807
		54,977,168
Financials-5.08%
FirstCash Holdings, Inc.	19,932	2,224,411
Kinsale Capital Group, Inc.	12,336	5,638,416
Primerica, Inc.	12,763	3,213,340
Ryan Specialty Holdings, Inc., Class A(c)	115,093	7,088,578
		18,164,745
Health Care-7.52%
Acadia Healthcare Co., Inc.(b)(c)	33,123	2,148,026
Arrowhead Pharmaceuticals, Inc.(b)(c)	100,014	2,856,400
Exelixis, Inc.(b)	129,302	3,032,132
Halozyme Therapeutics, Inc.(b)(c)	42,923	2,371,925
Lantheus Holdings, Inc.(b)	61,124	6,407,629
Medpace Holdings, Inc.(b)	16,319	6,242,344
Penumbra, Inc.(b)(c)	9,951	1,662,713
Progyny, Inc.(b)(c)	77,221	2,177,632
		26,898,801
Industrials-24.87%
AAON, Inc.(c)	68,936	6,102,904
	Shares	Value
Industrials-(continued)
Advanced Drainage Systems, Inc.	16,976	$ 3,005,431
Applied Industrial Technologies, Inc.	14,816	3,232,703
Avis Budget Group, Inc.(c)	15,929	1,608,988
Brink’s Co. (The)	23,634	2,599,504
Chart Industries, Inc.(b)(c)	22,127	3,564,217
Clean Harbors, Inc.(b)	22,608	5,397,208
Comfort Systems USA, Inc.	22,137	7,358,782
Crane Co.	18,131	2,908,575
EMCOR Group, Inc.	14,914	5,599,312
ESAB Corp.	31,396	3,189,834
FTI Consulting, Inc.(b)(c)	8,093	1,764,031
Lennox International, Inc.	6,867	4,006,894
Lincoln Electric Holdings, Inc.	13,123	2,695,595
Nextracker, Inc., Class A(b)(c)	45,946	2,257,786
nVent Electric PLC	55,641	4,041,206
Owens Corning	30,453	5,675,830
RB Global, Inc. (Canada)	39,493	3,144,828
RBC Bearings, Inc.(b)(c)	9,351	2,719,645
Saia, Inc.(b)(c)	7,958	3,325,250
Simpson Manufacturing Co., Inc.	24,728	4,750,002
Trex Co., Inc.(b)(c)	36,030	3,013,189
UFP Industries, Inc.	29,907	3,945,631
Watsco, Inc.	6,123	2,997,147
		88,904,492
Information Technology-10.93%
Altair Engineering, Inc., Class A(b)(c)	30,734	2,715,656
AppFolio, Inc., Class A(b)	26,011	5,760,916
Dropbox, Inc., Class A(b)(c)	78,474	1,877,098
Dynatrace, Inc.(b)	88,551	3,889,160
Manhattan Associates, Inc.(b)	13,835	3,533,182
Onto Innovation, Inc.(b)	24,786	4,741,562
Pure Storage, Inc., Class A(b)	58,809	3,524,424
Qualys, Inc.(b)	18,541	2,765,205
Rambus, Inc.(b)	77,654	3,994,522
Universal Display Corp.	17,100	3,806,802
Vontier Corp.	62,436	2,449,364
		39,057,891
Materials-4.56%
Eagle Materials, Inc.	18,414	5,014,132
NewMarket Corp.	6,111	3,427,477
Reliance, Inc.	14,449	4,400,587
Westlake Corp.	23,436	3,465,247
		16,307,443
Real Estate-1.27%
Park Hotels & Resorts, Inc.(c)	302,514	4,555,861
Total Common Stocks & Other Equity Interests (Cost $305,253,319)		357,432,288
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $125,134)	125,134	125,134
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $305,378,453)		357,557,422
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.93%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,016,106	$ 16,016,106
Invesco Private Prime Fund, 5.48%(d)(e)(f)	40,920,696	40,932,972
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,948,756)		56,949,078
TOTAL INVESTMENTS IN SECURITIES-115.94% (Cost $362,327,209)		414,506,500
OTHER ASSETS LESS LIABILITIES-(15.94)%		(56,990,568)
NET ASSETS-100.00%		$357,515,932
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$318,883	$695,890	$(889,639)	$-	$-	$125,134	$1,462
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,034,642	51,055,280	(48,073,816)	-	-	16,016,106	233,438*
Invesco Private Prime Fund	33,519,846	101,100,492	(93,687,600)	2,086	(1,852)	40,932,972	623,131*
Total	$46,873,371	$152,851,662	$(142,651,055)	$2,086	$(1,852)	$57,074,212	$858,031

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.84%
Frontier Communications Parent, Inc.(b)(c)	106,589	$ 3,123,058
TEGNA, Inc.(c)	138,311	2,203,294
		5,326,352
Consumer Discretionary-25.38%
Adient PLC(b)(c)	163,649	4,215,598
Aramark(c)	115,453	3,956,574
AutoNation, Inc.(b)(c)	32,359	6,171,508
Gap, Inc. (The)(c)	91,208	2,141,564
Goodyear Tire & Rubber Co. (The)(b)(c)	461,198	5,396,017
Graham Holdings Co., Class B	6,098	4,725,035
Harley-Davidson, Inc.(c)	72,134	2,705,025
Lear Corp.(c)	28,068	3,425,419
Lithia Motors, Inc., Class A(c)	21,575	5,961,820
Macy’s, Inc.(c)	402,239	6,950,690
Marriott Vacations Worldwide Corp.(c)	25,878	2,188,761
Nordstrom, Inc.(c)	259,753	5,930,161
Penske Automotive Group, Inc.(c)	21,430	3,731,177
PVH Corp.	29,907	3,050,215
Taylor Morrison Home Corp., Class A(b)	74,622	5,005,644
Thor Industries, Inc.(c)	27,986	2,970,434
Under Armour, Inc., Class A(b)(c)	134,605	938,197
Under Armour, Inc., Class C(b)(c)	139,231	945,379
Whirlpool Corp.	30,438	3,103,763
		73,512,981
Consumer Staples-6.54%
BJ’s Wholesale Club Holdings, Inc.(b)	21,931	1,929,051
Performance Food Group Co.(b)	65,493	4,519,017
Pilgrim’s Pride Corp.(b)	117,334	4,837,681
Post Holdings, Inc.(b)(c)	22,831	2,496,798
US Foods Holding Corp.(b)	94,654	5,148,231
		18,930,778
Energy-6.30%
Antero Resources Corp.(b)	70,210	2,037,494
Chesapeake Energy Corp.(c)	24,628	1,879,855
HF Sinclair Corp.(c)	109,366	5,629,068
NOV, Inc.	78,534	1,635,078
PBF Energy, Inc., Class A(c)	173,722	7,079,172
		18,260,667
Financials-18.25%
Ally Financial, Inc.	103,359	4,652,189
Associated Banc-Corp	159,254	3,659,657
CNO Financial Group, Inc.	56,756	1,978,514
F.N.B. Corp.	202,379	3,104,494
First American Financial Corp.	24,050	1,456,949
First Horizon Corp.	153,312	2,564,910
Janus Henderson Group PLC	60,490	2,252,043
Jefferies Financial Group, Inc.(c)	69,794	4,080,855
Kemper Corp.(c)	56,864	3,642,708
New York Community Bancorp, Inc.(c)	116,784	1,228,568
Old National Bancorp(c)	122,418	2,450,808
Old Republic International Corp.	50,259	1,739,966
Prosperity Bancshares, Inc.(c)	30,185	2,189,016
Reinsurance Group of America, Inc.	16,642	3,751,606
Texas Capital Bancshares, Inc.(b)	30,867	2,040,309
Unum Group	84,404	4,855,762
Valley National Bancorp(c)	290,702	2,441,897
	Shares	Value
Financials-(continued)
Webster Financial Corp.	33,971	$ 1,685,641
Zions Bancorporation N.A.	59,835	3,091,674
		52,867,566
Health Care-4.21%
Enovis Corp.(b)(c)	41,151	1,960,434
Envista Holdings Corp.(b)	80,023	1,365,992
Perrigo Co. PLC	93,684	2,648,447
Tenet Healthcare Corp.(b)	41,614	6,229,616
		12,204,489
Industrials-11.52%
AGCO Corp.	14,761	1,393,734
Concentrix Corp.(c)	17,269	1,217,464
Fluor Corp.(b)	67,586	3,250,887
Knight-Swift Transportation Holdings, Inc.(c)	25,639	1,395,531
ManpowerGroup, Inc.	67,751	5,188,372
MasTec, Inc.(b)	56,932	6,264,228
MDU Resources Group, Inc.	151,609	4,084,346
Oshkosh Corp.	15,602	1,695,157
Ryder System, Inc.	31,576	4,425,692
WESCO International, Inc.	25,398	4,443,380
		33,358,791
Information Technology-10.22%
Arrow Electronics, Inc.(b)	49,907	6,172,997
Avnet, Inc.	147,437	7,926,213
Coherent Corp.(b)	34,171	2,381,035
Kyndryl Holdings, Inc.(b)(c)	151,603	4,073,573
TD SYNNEX Corp.	62,308	7,425,244
Vishay Intertechnology, Inc.(c)	66,415	1,614,549
		29,593,611
Materials-7.50%
Alcoa Corp.	130,361	4,307,127
Berry Global Group, Inc.(c)	21,976	1,444,263
Cleveland-Cliffs, Inc.(b)(c)	242,140	3,716,849
Commercial Metals Co.(c)	58,329	3,505,573
Greif, Inc., Class A(c)	30,289	2,019,671
United States Steel Corp.	163,694	6,726,186
		21,719,669
Real Estate-5.73%
Cousins Properties, Inc.	119,946	3,299,714
Healthcare Realty Trust, Inc.(c)	107,626	1,903,904
Independence Realty Trust, Inc.(c)	109,479	2,041,783
Jones Lang LaSalle, Inc.(b)	26,068	6,540,461
Kilroy Realty Corp.(c)	76,015	2,810,275
		16,596,137
Utilities-2.51%
Black Hills Corp.	28,382	1,675,957
Southwest Gas Holdings, Inc.(c)	25,290	1,875,506
Spire, Inc.	21,506	1,432,085
UGI Corp.(c)	91,925	2,277,901
		7,261,449
Total Common Stocks & Other Equity Interests (Cost $267,105,912)		289,632,490
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $23,876)	23,876	$ 23,876
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $267,129,788)		289,656,366
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.57%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,872,278	10,872,278
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	28,439,445	$ 28,447,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,320,000)		39,320,255
TOTAL INVESTMENTS IN SECURITIES-113.58% (Cost $306,449,788)		328,976,621
OTHER ASSETS LESS LIABILITIES-(13.58)%		(39,338,210)
NET ASSETS-100.00%		$289,638,411

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$194,319	$2,358,625	$(2,529,068)	$-	$-	$23,876	$2,938
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,569,449	48,343,502	(48,040,673)	-	-	10,872,278	152,565*
Invesco Private Prime Fund	27,186,409	90,525,279	(89,264,008)	3,891	(3,594)	28,447,977	401,975*
Total	$37,950,177	$141,227,406	$(139,833,749)	$3,891	$(3,594)	$39,344,131	$557,478

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-5.11%
CarGurus, Inc.(b)	44,915	$ 1,114,790
Cars.com, Inc.(b)(c)	49,681	1,024,422
Cinemark Holdings, Inc.(b)(c)	76,639	1,807,148
Cogent Communications Holdings, Inc.(c)	7,884	556,532
Madison Square Garden Sports Corp., Class A(b)	2,289	458,739
TripAdvisor, Inc.(b)(c)	37,969	669,393
Yelp, Inc.(b)	16,952	617,561
		6,248,585
Consumer Discretionary-19.25%
Adtalem Global Education, Inc.(b)(c)	13,522	1,060,260
American Eagle Outfitters, Inc.	25,969	572,617
Boot Barn Holdings, Inc.(b)(c)	11,898	1,588,145
Cavco Industries, Inc.(b)	3,364	1,394,782
Dave & Buster’s Entertainment, Inc.(b)(c)	18,840	708,572
Frontdoor, Inc.(b)	15,428	608,789
Green Brick Partners, Inc.(b)	25,248	1,846,891
Group 1 Automotive, Inc.(c)	4,570	1,671,340
Guess?, Inc.(c)	33,353	802,140
Installed Building Products, Inc.(c)	6,258	1,691,850
Jack in the Box, Inc.(c)	4,203	249,826
Kontoor Brands, Inc.(c)	6,377	447,347
M/I Homes, Inc.(b)	7,458	1,244,218
Meritage Homes Corp.	5,718	1,160,011
Monarch Casino & Resort, Inc.	8,338	652,699
Oxford Industries, Inc.(c)	6,299	663,474
Patrick Industries, Inc.(c)	10,873	1,392,396
Shake Shack, Inc., Class A(b)	11,682	1,023,577
Signet Jewelers Ltd.(c)	8,522	716,956
Six Flags Entertainment Corp.	22,967	1,093,926
Steven Madden Ltd.(c)	12,202	553,239
Stride, Inc.(b)(c)	12,985	986,600
Urban Outfitters, Inc.(b)(c)	22,470	1,034,744
XPEL, Inc.(b)(c)(d)	9,167	374,655
		23,539,054
Consumer Staples-2.38%
Cal-Maine Foods, Inc.	15,703	1,123,864
Inter Parfums, Inc.	9,649	1,357,421
WD-40 Co.(c)	1,641	429,302
		2,910,587
Energy-11.80%
Archrock, Inc.	24,090	499,386
California Resources Corp.(c)	16,577	852,721
CONSOL Energy, Inc.(b)	13,065	1,304,018
Dorian LPG Ltd.	31,012	1,267,150
Helix Energy Solutions Group, Inc.(b)	85,755	1,011,909
Liberty Energy, Inc., Class A(c)	59,684	1,441,368
Magnolia Oil & Gas Corp., Class A(c)	28,966	789,034
Northern Oil and Gas, Inc.(c)	38,035	1,642,732
Oceaneering International, Inc.(b)	32,519	976,220
Par Pacific Holdings, Inc.(b)	36,504	969,181
REX American Resources Corp.(b)	21,828	1,109,081
RPC, Inc.	94,043	702,501
SM Energy Co.	15,445	713,559
Tidewater, Inc.(b)	11,546	1,142,592
		14,421,452
Financials-17.45%
Ambac Financial Group, Inc.(b)	86,857	1,145,644
Bancorp, Inc. (The)(b)(c)	23,266	1,206,109
	Shares	Value
Financials-(continued)
Customers Bancorp, Inc.(b)(c)	19,545	$ 1,260,262
Donnelley Financial Solutions, Inc.(b)	6,200	418,376
Ellington Financial, Inc.	61,142	775,892
First Bancorp	52,679	1,129,965
Goosehead Insurance, Inc., Class A(b)(c)	14,177	1,280,041
HCI Group, Inc.(c)	10,284	969,370
New York Mortgage Trust, Inc.(c)	75,585	489,791
OFG Bancorp	20,539	932,881
Palomar Holdings, Inc.(b)	10,636	978,618
Pathward Financial, Inc.	15,384	1,039,035
Preferred Bank(c)	8,689	747,775
PROG Holdings, Inc.	47,399	2,135,799
Redwood Trust, Inc.(c)	159,169	1,157,159
SiriusPoint Ltd. (Bermuda)(b)	122,324	1,757,796
Triumph Financial, Inc.(b)(c)	6,741	611,611
Two Harbors Investment Corp.	134,912	1,817,265
WisdomTree, Inc.(c)	76,117	908,837
World Acceptance Corp.(b)(c)	4,696	573,475
		21,335,701
Health Care-9.88%
Amphastar Pharmaceuticals, Inc.(b)(c)	16,453	716,035
ANI Pharmaceuticals, Inc.(b)	12,884	846,736
Astrana Health, Inc.(b)(c)	11,691	613,310
Catalyst Pharmaceuticals, Inc.(b)	44,195	761,922
Collegium Pharmaceutical, Inc.(b)(c)	24,150	931,466
CONMED Corp.(c)	3,053	210,779
CorVel Corp.(b)(c)	2,822	865,790
Dynavax Technologies Corp.(b)(c)	62,581	700,281
Ensign Group, Inc. (The)	3,577	503,463
Glaukos Corp.(b)	5,826	682,632
Integer Holdings Corp.(b)(c)	4,320	513,043
NeoGenomics, Inc.(b)	22,201	393,624
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Privia Health Group, Inc.(b)(c)	15,274	316,783
RadNet, Inc.(b)	13,181	787,565
UFP Technologies, Inc.(b)(c)	6,738	2,166,873
Vericel Corp.(b)	21,143	1,068,144
		12,078,446
Industrials-14.45%
AeroVironment, Inc.(b)(c)	4,482	800,216
Alamo Group, Inc.	2,234	430,536
ArcBest Corp.(c)	9,134	1,151,341
Armstrong World Industries, Inc.	3,725	489,465
AZZ, Inc.(c)	12,600	1,007,496
Boise Cascade Co.	5,679	806,929
Federal Signal Corp.	9,010	900,730
Franklin Electric Co., Inc.	5,130	546,961
Gibraltar Industries, Inc.(b)	10,771	799,962
GMS, Inc.(b)	12,426	1,195,754
Liquidity Services, Inc.(b)(c)	30,806	692,211
Matson, Inc.	9,545	1,266,717
Moog, Inc., Class A	3,540	694,194
Mueller Industries, Inc.	14,254	1,011,179
MYR Group, Inc.(b)(c)	4,822	677,394
Powell Industries, Inc.(c)	6,219	1,141,995
SPX Technologies, Inc.(b)	4,177	616,275
Standex International Corp.	2,941	549,379
Tennant Co.	4,681	504,097
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Verra Mobility Corp., Class A(b)	48,771	$ 1,469,470
Viad Corp.(b)	27,541	915,738
		17,668,039
Information Technology-8.98%
Agilysys, Inc.(b)	5,760	645,639
Arlo Technologies, Inc.(b)(c)	45,858	695,207
Axcelis Technologies, Inc.(b)(c)	10,623	1,342,216
Badger Meter, Inc.	4,004	825,465
DoubleVerify Holdings, Inc.(b)(c)	25,932	547,684
Fabrinet (Thailand)(b)(c)	4,337	956,569
InterDigital, Inc.	8,886	1,090,845
LiveRamp Holdings, Inc.(b)	22,169	671,277
Marathon Digital Holdings, Inc.(b)(c)	56,801	1,117,276
OSI Systems, Inc.(b)	3,132	463,473
PDF Solutions, Inc.(b)(c)	11,157	391,499
Progress Software Corp.(c)	6,141	358,634
SPS Commerce, Inc.(b)	3,920	844,447
Veeco Instruments, Inc.(b)(c)	24,664	1,021,336
		10,971,567
Materials-6.40%
Alpha Metallurgical Resources, Inc.	4,964	1,466,415
ATI, Inc.(b)(c)	14,316	969,336
Carpenter Technology Corp.	9,336	1,361,842
Hawkins, Inc.(c)	15,526	1,613,152
Materion Corp.(c)	6,599	794,718
Warrior Met Coal, Inc.	23,384	1,616,068
		7,821,531
Real Estate-3.54%
Apple Hospitality REIT, Inc.	28,683	424,222
DiamondRock Hospitality Co.(c)	89,062	732,980
eXp World Holdings, Inc.(c)	59,947	860,839
St. Joe Co. (The)	23,392	1,442,818
Sunstone Hotel Investors, Inc.(c)	83,931	869,525
		4,330,384
	Shares	Value
Utilities-0.75%
Otter Tail Corp.(c)	9,448	$ 915,700
Total Common Stocks & Other Equity Interests (Cost $99,479,576)		122,241,046
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(f)(g) (Cost $24,832)	24,832	24,832
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $99,504,408)		122,265,878
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.76%
Invesco Private Government Fund, 5.30%(f)(g)(h)	9,263,528	9,263,528
Invesco Private Prime Fund, 5.48%(f)(g)(h)	25,894,131	25,901,899
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,165,381)		35,165,427
TOTAL INVESTMENTS IN SECURITIES-128.77% (Cost $134,669,789)		157,431,305
OTHER ASSETS LESS LIABILITIES-(28.77)%		(35,174,416)
NET ASSETS-100.00%		$122,256,889

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,865,655	$(1,840,823)	$-	$-	$24,832	$922
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,098,838	$17,684,897	$(16,520,207)	$-	$-	$9,263,528	$104,843*
Invesco Private Prime Fund	20,867,053	29,373,691	(24,338,830)	3,164	(3,179)	25,901,899	277,222*
Total	$28,965,891	$48,924,243	$(42,699,860)	$3,164	$(3,179)	$35,190,259	$382,987

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.61%
AMC Networks, Inc., Class A(b)(c)	195,878	$ 2,180,122
Consolidated Communications Holdings, Inc.(b)(c)	148,712	684,075
EchoStar Corp., Class A(b)(c)	230,500	4,628,440
Lumen Technologies, Inc.(b)(c)	637,713	2,008,796
		9,501,433
Consumer Discretionary-18.71%
Advance Auto Parts, Inc.(c)	43,623	2,762,644
American Axle & Manufacturing Holdings, Inc.(b)	272,247	2,022,795
Caleres, Inc.(c)	51,653	1,991,740
Dana, Inc.	156,456	1,988,556
Designer Brands, Inc., Class A(c)	255,443	2,084,415
Foot Locker, Inc.	122,328	3,554,852
G-III Apparel Group Ltd.(b)(c)	51,902	1,430,938
Hanesbrands, Inc.(b)(c)	185,868	1,104,056
Haverty Furniture Cos., Inc., (Acquired 12/15/2023 - 07/25/2024; Cost $725,305)(c)(d)	20,834	609,811
Kohl’s Corp.	129,582	2,806,746
Leggett & Platt, Inc.(c)	60,827	801,092
MarineMax, Inc.(b)(c)	98,799	3,445,121
Newell Brands, Inc.(c)	180,183	1,547,772
ODP Corp. (The)(b)	45,192	1,909,362
PENN Entertainment, Inc.(b)(c)	89,178	1,780,885
Phinia, Inc.(c)	111,914	5,002,556
Sally Beauty Holdings, Inc.(b)(c)	183,376	2,099,655
Shoe Carnival, Inc.(c)	41,446	1,760,212
Sonic Automotive, Inc., Class A(c)	32,229	1,918,915
Standard Motor Products, Inc.(c)	25,416	831,866
Topgolf Callaway Brands Corp.(b)(c)	193,197	3,187,750
V.F. Corp.(c)	56,079	951,100
Victoria’s Secret & Co.(b)	49,370	876,317
Vista Outdoor, Inc.(b)(c)	29,023	1,179,204
Wolverine World Wide, Inc.(c)	100,984	1,501,632
		49,149,992
Consumer Staples-7.07%
B&G Foods, Inc.(c)	216,918	1,869,833
Chefs’ Warehouse, Inc. (The)(b)(c)	53,663	2,231,844
Fresh Del Monte Produce, Inc.	158,944	3,981,547
Hain Celestial Group, Inc. (The)(b)(c)	80,293	621,468
Nu Skin Enterprises, Inc., Class A	79,563	892,697
PriceSmart, Inc.	10,013	914,487
SpartanNash Co.	113,143	2,389,580
TreeHouse Foods, Inc.(b)(c)	16,167	651,207
United Natural Foods, Inc.(b)(c)	240,329	3,725,100
Universal Corp.	24,339	1,300,189
		18,577,952
Energy-3.77%
Bristow Group, Inc.(b)(c)	42,279	1,604,488
Nabors Industries Ltd.(b)(c)	16,080	1,653,507
ProPetro Holding Corp.(b)	127,947	1,227,012
Talos Energy, Inc.(b)(c)	60,042	710,897
World Kinect Corp.	169,085	4,722,544
		9,918,448
Financials-21.12%
Banc of California, Inc.(c)	73,174	1,022,973
BankUnited, Inc.	23,550	907,146
Bread Financial Holdings, Inc.	89,249	4,871,210
	Shares	Value
Financials-(continued)
Brookline Bancorp, Inc.	76,145	$ 798,761
Comerica, Inc.	19,490	1,068,247
Dime Community Bancshares, Inc.(c)	37,962	959,679
Eagle Bancorp, Inc.	51,081	1,099,263
Encore Capital Group, Inc.(b)(c)	20,399	1,031,170
EZCORP, Inc., Class A(b)(c)	308,015	3,209,516
Genworth Financial, Inc., Class A(b)	507,391	3,435,037
Green Dot Corp., Class A(b)	397,038	3,795,683
Hanmi Financial Corp.	44,303	903,781
Heritage Financial Corp.	37,655	872,466
Hope Bancorp, Inc.	127,256	1,674,689
Independent Bank Group, Inc.	19,108	1,128,519
Jackson Financial, Inc., Class A	42,733	3,763,068
Lincoln National Corp.	38,004	1,265,533
Mercury General Corp.	21,283	1,274,213
Navient Corp.(c)	65,043	1,067,356
NCR Atleos Corp.(b)	129,321	4,157,670
Pacific Premier Bancorp, Inc.	27,853	753,702
PRA Group, Inc.(b)(c)	73,422	1,956,696
ProAssurance Corp.(b)	132,877	1,740,689
Provident Financial Services, Inc.	52,245	968,622
Ready Capital Corp.(c)	86,939	806,794
Renasant Corp.	28,438	977,983
Simmons First National Corp., Class A	67,405	1,451,230
Stewart Information Services Corp.(c)	25,218	1,782,913
StoneX Group, Inc.(b)	34,789	2,899,315
United Fire Group, Inc., (Acquired 12/15/2021 - 07/25/2024; Cost $1,800,905)(d)	82,781	1,855,122
Veritex Holdings, Inc.	41,708	1,045,620
Virtu Financial, Inc., Class A	34,580	944,726
		55,489,392
Health Care-5.80%
AdaptHealth Corp.(b)(c)	241,131	2,739,248
Avanos Medical, Inc.(b)	35,487	848,849
Cross Country Healthcare, Inc.(b)(c)	81,573	1,487,892
Enhabit, Inc.(b)	134,142	1,373,614
Fulgent Genetics, Inc.(b)(c)	29,682	710,290
Owens & Minor, Inc.(b)(c)	79,094	1,298,723
Patterson Cos., Inc.(c)	34,549	872,362
Pediatrix Medical Group, Inc.(b)(c)	258,570	2,156,474
Phibro Animal Health Corp., Class A	74,160	1,400,141
QuidelOrtho Corp.(b)	30,051	1,180,704
Select Medical Holdings Corp.	29,242	1,162,662
		15,230,959
Industrials-19.03%
ABM Industries, Inc.	36,933	2,051,997
Alaska Air Group, Inc.(b)	36,009	1,351,418
Allegiant Travel Co.(c)	22,969	1,287,872
Astec Industries, Inc.	29,784	1,045,121
Deluxe Corp.	76,875	1,874,213
DNOW, Inc.(b)(c)	112,368	1,725,972
DXP Enterprises, Inc.(b)(c)	57,028	3,122,853
Enviri Corp.(b)	385,982	4,562,307
GEO Group, Inc. (The)(b)(c)	157,843	2,288,724
Greenbrier Cos., Inc. (The)	61,798	3,152,316
Healthcare Services Group, Inc.(b)	85,601	978,419
Heidrick & Struggles International, Inc.	35,605	1,429,185
Hertz Global Holdings, Inc.(b)(c)	950,662	3,878,701
Hub Group, Inc., Class A	19,621	917,674
Interface, Inc.	77,733	1,343,226
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
JetBlue Airways Corp.(b)(c)	723,528	$ 4,637,815
Kelly Services, Inc., Class A	172,407	4,056,737
MasterBrand, Inc.(b)	46,623	841,545
MillerKnoll, Inc.(c)	35,182	1,091,346
Resideo Technologies, Inc.(b)	109,694	2,492,248
Schneider National, Inc., Class B	42,657	1,147,900
Sunrun, Inc.(b)(c)	134,076	2,350,352
Titan International, Inc.(b)(c)	65,306	556,407
Wabash National Corp.(c)	44,211	950,094
Werner Enterprises, Inc.(c)	22,006	862,415
		49,996,857
Information Technology-8.86%
Alpha & Omega Semiconductor Ltd.(b)	55,378	2,292,649
Benchmark Electronics, Inc.(c)	100,250	4,798,968
DXC Technology Co.(b)	52,078	1,059,267
NCR Voyix Corp.(b)(c)	152,224	2,245,304
NetScout Systems, Inc.(b)	44,262	900,732
Sanmina Corp.(b)	37,755	2,844,084
ScanSource, Inc.(b)(c)	78,204	4,070,518
TTM Technologies, Inc.(b)	62,045	1,202,432
Viasat, Inc.(b)(c)	66,243	1,339,433
Xerox Holdings Corp.(c)	235,341	2,533,446
		23,286,833
Materials-6.62%
AdvanSix, Inc.(c)	58,180	1,627,295
Century Aluminum Co.(b)(c)	113,306	1,712,054
Clearwater Paper Corp.(b)	74,349	4,124,139
Kaiser Aluminum Corp.	28,293	2,226,376
Mativ Holdings, Inc., Class A(c)	114,024	2,176,718
Mercer International, Inc. (Germany)(c)	238,750	1,819,275
O-I Glass, Inc.(b)(c)	129,070	1,724,375
SunCoke Energy, Inc.	168,792	1,974,866
		17,385,098
	Shares	Value
Real Estate-5.40%
Brandywine Realty Trust(c)	293,377	$ 1,478,620
Cushman & Wakefield PLC(b)	245,974	3,224,719
Hudson Pacific Properties, Inc.(c)	228,362	1,367,888
JBG SMITH Properties, (Acquired 03/17/2023 - 07/25/2024; Cost $1,188,499)(d)	76,568	1,251,887
Medical Properties Trust, Inc.(c)	434,560	2,090,234
Pebblebrook Hotel Trust(c)	112,222	1,536,319
Safehold, Inc.(c)	46,991	1,087,372
Service Properties Trust	135,336	767,355
SL Green Realty Corp.	20,741	1,382,180
		14,186,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $241,379,391)		262,723,538
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.35%
Invesco Private Government Fund, 5.30%(e)(f)(g)	19,163,931	19,163,931
Invesco Private Prime Fund, 5.48%(e)(f)(g)	50,039,478	50,054,490
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,217,690)		69,218,421
TOTAL INVESTMENTS IN SECURITIES-126.34% (Cost $310,597,081)		331,941,959
OTHER ASSETS LESS LIABILITIES-(26.34)%		(69,197,190)
NET ASSETS-100.00%		$262,744,769

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Restricted security. The aggregate value of these securities at July 31, 2024 was $3,716,820, which represented 1.41% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$778,868	$(778,868)	$-	$-	$-	$399
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,483,639	21,466,364	(19,786,072)	-	-	19,163,931	217,793*
Invesco Private Prime Fund	44,969,201	51,121,156	(46,036,777)	6,238	(5,328)	50,054,490	586,510*
Total	$62,452,840	$73,366,388	$(66,601,717)	$6,238	$(5,328)	$69,218,421	$804,702

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,574,379,334	$-	$-	$1,574,379,334
Money Market Funds	707,974	23,109,484	-	23,817,458
Total Investments	$1,575,087,308	$23,109,484	$-	$1,598,196,792
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,034,328,442	$-	$-	$2,034,328,442
Money Market Funds	1,113,640	64,642,199	-	65,755,839
Total Investments	$2,035,442,082	$64,642,199	$-	$2,100,084,281
Invesco S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,256,696,682	$-	$-	$5,256,696,682
Money Market Funds	-	43,229,640	-	43,229,640
Total Investments	$5,256,696,682	$43,229,640	$-	$5,299,926,322
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$357,432,288	$-	$-	$357,432,288
Money Market Funds	125,134	56,949,078	-	57,074,212
Total Investments	$357,557,422	$56,949,078	$-	$414,506,500
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$289,632,490	$-	$-	$289,632,490
Money Market Funds	23,876	39,320,255	-	39,344,131
Total Investments	$289,656,366	$39,320,255	$-	$328,976,621

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$122,241,046	$-	$0	$122,241,046
Money Market Funds	24,832	35,165,427	-	35,190,259
Total Investments	$122,265,878	$35,165,427	$0	$157,431,305
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,723,538	$-	$-	$262,723,538
Money Market Funds	-	69,218,421	-	69,218,421
Total Investments	$262,723,538	$69,218,421	$-	$331,941,959